AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 86.0%
Common Stocks — 67.7%
Aerospace & Defense — 1.0%
AeroVironment, Inc.*	1,230	$102,533
BAE Systems PLC (United Kingdom)	21,332	187,432
Dassault Aviation SA (France)	1,333	151,657
General Dynamics Corp.	4,833	1,025,418
Howmet Aerospace, Inc.	41,875	1,295,194
Kratos Defense & Security Solutions, Inc.*	5,933	60,279
L3Harris Technologies, Inc.	3,162	657,158
MTU Aero Engines AG (Germany)	1,453	217,157
Northrop Grumman Corp.	4,277	2,011,559
Raytheon Technologies Corp.	7,714	631,468
Rolls-Royce Holdings PLC (United Kingdom)*	195,162	149,465
Safran SA (France)	1,561	142,035
Thales SA (France)	907	99,946
		6,731,301
Airlines — 0.2%
Alaska Air Group, Inc.*	5,215	204,167
Delta Air Lines, Inc.*	8,799	246,900
JetBlue Airways Corp.*	19,225	127,462
Ryanair Holdings PLC (Ireland), ADR*	6,625	387,032
		965,561
Auto Components — 0.4%
Aptiv PLC*	5,377	420,535
Bridgestone Corp. (Japan)	5,600	181,109
Cie Generale des Etablissements Michelin SCA (France)	11,332	253,901
Continental AG (Germany)	4,499	199,636
Koito Manufacturing Co. Ltd. (Japan)	33,900	463,483
Lear Corp.	2,620	313,588
Magna International, Inc. (Canada)(a)	1,976	93,702
Stoneridge, Inc.*	3,610	61,190
Visteon Corp.*	3,622	384,149
		2,371,293
Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	7,696	239,537
Mahindra & Mahindra Ltd. (India)	22,774	352,356
		591,893
Banks — 3.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	11,608	104,012
AIB Group PLC (Ireland)	57,115	138,995
Bank of Hawaii Corp.(a)	3,344	254,545
Bank of Ireland Group PLC (Ireland)	55,802	357,913
Barclays PLC (United Kingdom)	379,775	604,273
BNP Paribas SA (France)	25,385	1,072,244
Brookline Bancorp, Inc.	15,960	185,934
Cathay General Bancorp	7,209	277,258
China Construction Bank Corp. (China) (Class H Stock)	518,000	298,991
China Merchants Bank Co. Ltd. (China) (Class A Stock)	31,000	145,582
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citigroup, Inc.	15,852	$660,553
Comerica, Inc.	5,262	374,128
Credicorp Ltd. (Peru)	5,422	665,822
DBS Group Holdings Ltd. (Singapore)	19,300	446,474
East West Bancorp, Inc.	7,475	501,871
Emirates NBD Bank PJSC (United Arab Emirates)	43,380	151,687
Erste Group Bank AG (Austria)	8,004	175,465
First Hawaiian, Inc.	8,654	213,148
First Interstate BancSystem, Inc. (Class A Stock)(a)	12,684	511,799
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	27,643	177,076
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	46,720	74,165
Hanmi Financial Corp.	7,617	180,371
HDFC Bank Ltd. (India)	83,577	1,448,013
JPMorgan Chase & Co.	23,908	2,498,386
KBC Group NV (Belgium)	3,285	155,886
KeyCorp	23,665	379,113
Komercni Banka A/S (Czech Republic)	5,972	149,364
Mitsubishi UFJ Financial Group, Inc. (Japan)	162,000	733,881
NatWest Group PLC (United Kingdom)	421,710	1,050,363
Pacific Premier Bancorp, Inc.	5,907	182,881
PNC Financial Services Group, Inc. (The)	5,866	876,498
Prosperity Bancshares, Inc.(a)	12,995	866,507
Sandy Spring Bancorp, Inc.	3,627	127,888
Sberbank of Russia PJSC (Russia)*^	282,099	28
Signature Bank	1,552	234,352
SVB Financial Group*	700	235,046
Texas Capital Bancshares, Inc.*	2,680	158,200
Tisco Financial Group PCL (Thailand)	116,600	285,917
Toronto-Dominion Bank (The) (Canada)	10,412	638,582
Truist Financial Corp.	14,463	629,719
UMB Financial Corp.(a)	3,008	253,544
Umpqua Holdings Corp.	52,313	894,029
United Community Banks, Inc.	4,587	151,830
Wintrust Financial Corp.	3,551	289,584
Zions Bancorp NA	14,563	740,674
		20,552,591
Beverages — 1.0%
Ambev SA (Brazil), ADR	90,287	255,512
China Resources Beer Holdings Co. Ltd. (China)	64,000	443,951
Coca-Cola Europacific Partners PLC (United Kingdom)	7,167	305,458
Constellation Brands, Inc. (Class A Stock)	755	173,408
Diageo PLC (United Kingdom)	54,571	2,297,086
Duckhorn Portfolio, Inc. (The)*	12,810	184,848
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	5,400	119,459
Kirin Holdings Co. Ltd. (Japan)	24,400	375,900
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,700	$444,381
PepsiCo, Inc.	6,626	1,081,761
Pernod Ricard SA (France)	2,933	538,071
		6,219,835
Biotechnology — 0.6%
Abcam PLC (United Kingdom)*	13,329	199,025
Allovir, Inc.*(a)	5,462	43,095
Alnylam Pharmaceuticals, Inc.*	1,959	392,113
Annexon, Inc.*	5,266	32,544
Ascendis Pharma A/S (Denmark), ADR*(a)	4,716	486,974
BioAtla, Inc.*	3,475	26,757
Bioxcel Therapeutics, Inc.*(a)	2,987	35,306
Burning Rock Biotech Ltd. (China), ADR*(a)	17,131	40,943
Hugel, Inc. (South Korea)*	3,651	258,180
Immunocore Holdings PLC (United Kingdom), ADR*	2,401	112,703
Lyell Immunopharma, Inc.*	7,013	51,405
Neurocrine Biosciences, Inc.*	1,065	113,114
Prelude Therapeutics, Inc.*	3,355	22,177
Recursion Pharmaceuticals, Inc. (Class A Stock)*	5,579	59,361
Regeneron Pharmaceuticals, Inc.*	284	195,639
Sana Biotechnology, Inc.*(a)	5,345	32,070
SpringWorks Therapeutics, Inc.*	2,846	81,196
Twist Bioscience Corp.*	2,040	71,890
Vertex Pharmaceuticals, Inc.*	4,964	1,437,277
		3,691,769
Building Products — 0.9%
Assa Abloy AB (Sweden) (Class B Stock)	15,729	294,700
AZEK Co., Inc. (The)*(a)	40,069	665,947
Builders FirstSource, Inc.*	3,195	188,249
Daikin Industries Ltd. (Japan)	5,500	846,280
Fortune Brands Home & Security, Inc.	4,609	247,457
Johnson Controls International PLC	41,154	2,025,600
Masco Corp.(a)	19,825	925,629
Trane Technologies PLC	4,445	643,681
Trex Co., Inc.*	2,545	111,827
		5,949,370
Capital Markets — 3.2%
B3 SA - Brasil Bolsa Balcao (Brazil)	149,300	363,954
BlackRock, Inc.	1,521	836,976
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	13,436	549,657
Cboe Global Markets, Inc.	3,254	381,922
Charles Schwab Corp. (The)	18,787	1,350,222
CME Group, Inc.	5,012	887,776
Deutsche Boerse AG (Germany)	4,723	774,226
Euronext NV (Netherlands), 144A	5,296	335,164
Evercore, Inc. (Class A Stock)	333	27,389
FactSet Research Systems, Inc.	429	171,647
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Focus Financial Partners, Inc. (Class A Stock)*(a)	12,363	$389,558
GCM Grosvenor, Inc. (Class A Stock)	20,719	163,473
Goldman Sachs Group, Inc. (The)	1,857	544,194
Hamilton Lane, Inc. (Class A Stock)	5,936	353,845
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,800	300,805
IG Group Holdings PLC (United Kingdom)	26,675	226,064
Invesco Ltd.	13,376	183,251
Julius Baer Group Ltd. (Switzerland)	11,104	484,568
KKR & Co., Inc.	8,188	352,084
London Stock Exchange Group PLC (United Kingdom)	7,333	619,264
Macquarie Group Ltd. (Australia)	2,864	279,413
Moody’s Corp.	2,134	518,797
Morgan Stanley	18,543	1,465,082
Morningstar, Inc.	1,604	340,561
Moscow Exchange MICEX-RTS PJSC (Russia)*^	371,331	1
MSCI, Inc.	6,705	2,828,102
Nasdaq, Inc.	40,320	2,285,338
Northern Trust Corp.	5,788	495,221
Open Lending Corp. (Class A Stock)*	14,173	113,951
Raymond James Financial, Inc.	6,411	633,535
S&P Global, Inc.	336	102,598
St. James’s Place PLC (United Kingdom)	27,069	308,267
State Street Corp.	4,410	268,172
TPG, Inc.(a)	9,011	250,866
Tradeweb Markets, Inc. (Class A Stock)	3,619	204,184
UBS Group AG (Switzerland)	81,664	1,184,778
WisdomTree Investments, Inc.(a)	53,868	252,102
		20,827,007
Chemicals — 2.3%
Air Liquide SA (France)	3,684	421,078
Air Products & Chemicals, Inc.	1,502	349,560
Akzo Nobel NV (Netherlands)	6,979	395,500
Ashland, Inc.	4,567	433,728
Avient Corp.	5,837	176,861
Axalta Coating Systems Ltd.*(a)	43,064	906,928
Celanese Corp.	3,308	298,845
Corteva, Inc.	9,585	547,783
Croda International PLC (United Kingdom)	4,500	321,408
Diversey Holdings Ltd.*	37,130	180,452
DuPont de Nemours, Inc.	26,248	1,322,899
Eastman Chemical Co.	6,155	437,313
Element Solutions, Inc.	34,159	555,767
Ingevity Corp.*	5,461	331,100
International Flavors & Fragrances, Inc.	5,120	465,050
Kansai Paint Co. Ltd. (Japan)	8,800	124,766
Linde PLC (United Kingdom)	7,747	2,097,366
Nitto Denko Corp. (Japan)	10,200	552,287
PPG Industries, Inc.	7,931	877,882
PTT Global Chemical PCL (Thailand)	172,200	188,443
Quaker Chemical Corp.	718	103,665

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	8,101	$1,658,680
Showa Denko KK (Japan)	8,100	115,134
Sika AG (Switzerland)	2,421	486,601
Symrise AG (Germany)	6,002	585,269
UPL Ltd. (India)	76,416	626,840
		14,561,205
Commercial Services & Supplies — 0.6%
ACV Auctions, Inc. (Class A Stock)*	25,815	185,610
Boyd Group Services, Inc. (Canada)	1,636	206,017
Copart, Inc.*	7,125	758,100
GFL Environmental, Inc. (Canada)(a)	19,888	502,968
Republic Services, Inc.	3,048	414,650
Ritchie Bros. Auctioneers, Inc. (Canada) (NYSE)	4,258	266,040
Ritchie Bros. Auctioneers, Inc. (Canada) (TSE)	8,571	535,536
Secom Co. Ltd. (Japan)	4,500	256,586
Waste Connections, Inc.(a)	7,822	1,056,987
		4,182,494
Communications Equipment — 0.1%
Motorola Solutions, Inc.	1,887	422,631
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	22,006	128,635
VTech Holdings Ltd. (Hong Kong)	14,600	83,709
		634,975
Construction & Engineering — 0.1%
Quanta Services, Inc.	2,648	337,329
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	72,500	229,156
Vulcan Materials Co.	17,020	2,684,224
		2,913,380
Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	10,200	101,219
American Express Co.	9,366	1,263,567
Discover Financial Services	2,688	244,393
Muthoot Finance Ltd. (India)	6,061	76,908
SLM Corp.	51,450	719,786
		2,405,873
Containers & Packaging — 0.5%
Ardagh Metal Packaging SA(a)	26,855	129,978
Avery Dennison Corp.	1,924	313,035
Ball Corp.(a)	7,367	355,974
Berry Global Group, Inc.*	12,976	603,773
Crown Holdings, Inc.(a)	4,247	344,134
Graphic Packaging Holding Co.	35,396	698,717
Pactiv Evergreen, Inc.	9,148	79,862
Silgan Holdings, Inc.	5,993	251,946
TriMas Corp.	7,815	195,922
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Westrock Co.	13,464	$415,903
		3,389,244
Distributors — 0.4%
Funko, Inc. (Class A Stock)*	4,239	85,712
LKQ Corp.	33,211	1,565,899
Pool Corp.	2,419	769,750
		2,421,361
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.*	16,070	926,435
European Wax Center, Inc. (Class A Stock)(a)	10,234	188,817
Grand Canyon Education, Inc.*	3,467	285,161
New Oriental Education & Technology Group, Inc. (China), ADR*	2,570	61,603
		1,462,016
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	7,645	355,492
Dragoneer Growth Opportunities Corp.*	3,396	30,904
Element Fleet Management Corp. (Canada)	70,440	831,195
Equitable Holdings, Inc.	21,211	558,910
Housing Development Finance Corp. Ltd. (India)	15,251	425,496
Voya Financial, Inc.(a)	5,952	360,096
		2,562,093
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	23,750	732,606
Helios Towers PLC (Tanzania)*	392,934	493,803
Hellenic Telecommunications Organization SA (Greece)	28,316	411,165
Telkom Indonesia Persero Tbk PT (Indonesia)	690,700	201,302
		1,838,876
Electric Utilities — 1.2%
American Electric Power Co., Inc.	5,746	496,742
CLP Holdings Ltd. (Hong Kong)	22,000	166,270
Duke Energy Corp.	16,308	1,516,970
Edison International(a)	5,311	300,496
Eversource Energy	5,285	412,019
Iberdrola SA (Spain)	108,256	1,009,399
NextEra Energy, Inc.	2,701	211,785
Orsted A/S (Denmark), 144A	1,425	113,574
PG&E Corp.*(a)	66,182	827,275
Pinnacle West Capital Corp.	6,444	415,702
Portland General Electric Co.(a)	5,567	241,942
Southern Co. (The)	20,712	1,408,416
Xcel Energy, Inc.	5,021	321,344
		7,441,934
Electrical Equipment — 1.3%
AMETEK, Inc.	17,534	1,988,531

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Eaton Corp. PLC	11,796	$1,573,115
Generac Holdings, Inc.*(a)	185	32,956
Legrand SA (France)	5,003	323,489
nVent Electric PLC	5,270	166,585
Prysmian SpA (Italy)	10,130	290,163
Regal Rexnord Corp.	6,893	967,501
Schneider Electric SE	17,690	1,998,099
Sensata Technologies Holding PLC(a)	18,250	680,360
Vertiv Holdings Co.	19,966	194,069
		8,214,868
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.	4,568	353,609
Corning, Inc.	12,113	351,519
Delta Electronics, Inc. (Taiwan)	68,000	540,133
Flex Ltd.*	19,128	318,672
Hon Hai Precision Industry Co. Ltd. (Taiwan)	128,000	409,871
Kyocera Corp. (Japan)	9,500	478,598
Littelfuse, Inc.	3,340	663,625
Methode Electronics, Inc.	11,988	445,354
Plexus Corp.*	2,294	200,863
Softchoice Corp. (Canada)	11,731	174,519
TE Connectivity Ltd. (Switzerland)	4,642	512,291
Zebra Technologies Corp. (Class A Stock)*	1,593	417,382
		4,866,436
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	5,976	229,658
ChampionX Corp.(a)	32,367	633,422
Expro Group Holdings NV*	12,190	155,300
Halliburton Co.	9,982	245,757
Helmerich & Payne, Inc.	3,401	125,735
		1,389,872
Entertainment — 0.6%
Electronic Arts, Inc.	11,814	1,366,998
IMAX Corp.*	7,574	106,945
Kingsoft Corp. Ltd. (China)	27,200	71,970
Manchester United PLC (United Kingdom) (Class A Stock)(a)	24,686	327,583
NCSoft Corp. (South Korea)	220	52,623
NetEase, Inc. (China), ADR(a)	8,160	616,896
Nintendo Co. Ltd. (Japan)	3,900	157,304
Take-Two Interactive Software, Inc.*	8,214	895,326
Warner Bros. Discovery, Inc.*(a)	20,988	241,362
Warner Music Group Corp. (Class A Stock)	9,916	230,150
		4,067,157
Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities, Inc.	4,717	661,276
American Homes 4 Rent (Class A Stock)	18,551	608,658
American Tower Corp.	6,738	1,446,649
AvalonBay Communities, Inc.	4,882	899,216
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Big Yellow Group PLC (United Kingdom)	52,149	$617,166
Boston Properties, Inc.	7,073	530,263
Brixmor Property Group, Inc.	59,560	1,100,073
Broadstone Net Lease, Inc.(a)	13,193	204,887
Canadian Apartment Properties REIT (Canada)	7,183	218,919
Douglas Emmett, Inc.(a)	18,197	326,272
Embassy Office Parks REIT (India)	91,507	388,449
Empire State Realty Trust, Inc. (Class A Stock)(a)	20,642	135,412
Equinix, Inc.	3,311	1,883,429
Equity LifeStyle Properties, Inc.	15,173	953,471
Essex Property Trust, Inc.	2,745	664,921
Extra Space Storage, Inc.(a)	14,616	2,524,329
Farmland Partners, Inc.	7,224	91,528
Goodman Group (Australia)	80,178	810,344
Granite Real Estate Investment Trust (Canada)	12,464	601,567
Host Hotels & Resorts, Inc.	21,330	338,720
Japan Logistics Fund, Inc. (Japan)	202	433,114
Life Storage, Inc.	5,432	601,648
LXP Industrial Trust	15,387	140,945
Mid-America Apartment Communities, Inc.	4,027	624,467
National Retail Properties, Inc.	17,522	698,427
National Storage Affiliates Trust	4,049	168,358
National Storage REIT (Australia)	432,110	622,217
Parkway Life Real Estate Investment Trust (Singapore)	83,300	245,155
Phillips Edison & Co., Inc.(a)	31,740	890,307
Prologis, Inc.	25,575	2,598,420
Public Storage	929	272,021
Rayonier, Inc.	25,848	774,665
Rural Funds Group (Australia)	45,169	66,167
SBA Communications Corp.	5,371	1,528,855
Segro PLC (United Kingdom)	39,245	327,455
Shaftesbury PLC (United Kingdom)	106,777	436,242
Simon Property Group, Inc.	14,225	1,276,694
Spirit Realty Capital, Inc.	6,983	252,505
STAG Industrial, Inc.	14,541	413,401
Star Asia Investment Corp. (Japan)	614	237,423
STORE Capital Corp.	4,924	154,269
Sun Communities, Inc.	9,742	1,318,385
UNITE Group PLC (The) (United Kingdom)	24,356	231,242
Urban Edge Properties(a)	37,612	501,744
VICI Properties, Inc.	20,297	605,866
Welltower, Inc.(a)	12,157	781,938
Weyerhaeuser Co.	28,402	811,161
WP Carey, Inc.(a)	5,337	372,523
		32,391,163
Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)	17,792	442,309
BIM Birlesik Magazalar A/S (Turkey)	26,176	163,079
Ocado Group PLC (United Kingdom)*	10,369	53,810
Performance Food Group Co.*	5,566	239,060

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Raia Drogasil SA (Brazil)	35,026	$147,718
Sugi Holdings Co. Ltd. (Japan)	4,900	196,774
Tesco PLC (United Kingdom)	148,745	341,381
Wal-Mart de Mexico SAB de CV (Mexico)	117,916	414,121
		1,998,252
Food Products — 1.1%
Archer-Daniels-Midland Co.(a)	2,814	226,386
Danone SA (France)	8,539	403,770
Gruma SAB de CV (Mexico) (Class B Stock)	27,355	260,490
Hostess Brands, Inc.*	10,263	238,512
Ingredion, Inc.(a)	4,751	382,551
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	92,000	423,980
J.M. Smucker Co. (The)	2,881	395,878
Kellogg Co.(a)	6,680	465,329
Mondelez International, Inc. (Class A Stock)	3,597	197,224
Nestle SA	31,813	3,440,809
Nomad Foods Ltd. (United Kingdom)*	15,136	214,931
Oatly Group AB, ADR*(a)	30,249	79,555
Orion Corp. (South Korea)	2,875	205,604
Tingyi Cayman Islands Holding Corp. (China)	126,000	216,986
		7,152,005
Gas Utilities — 0.2%
APA Group (Australia)	19,513	120,063
Atmos Energy Corp.(a)	2,211	225,190
China Resources Gas Group Ltd. (China)	196,000	621,445
New Jersey Resources Corp.(a)	4,832	186,998
ONE Gas, Inc.	2,911	204,905
		1,358,601
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	20,778	2,010,479
Alcon, Inc. (Switzerland)	1,283	74,524
Align Technology, Inc.*	1,223	253,296
Becton, Dickinson & Co.	3,326	741,133
Boston Scientific Corp.*	53,859	2,085,959
ConvaTec Group PLC (United Kingdom), 144A	74,467	169,232
CryoPort, Inc.*(a)	6,069	147,841
DENTSPLY SIRONA, Inc.	10,294	291,835
Edwards Lifesciences Corp.*	7,365	608,570
Envista Holdings Corp.*(a)	41,227	1,352,658
Hologic, Inc.*	4,093	264,080
IDEXX Laboratories, Inc.*	1,175	382,815
Koninklijke Philips NV (Netherlands)	11,489	176,890
Medtronic PLC	12,028	971,261
Outset Medical, Inc.*	4,183	66,635
PROCEPT BioRobotics Corp.*	2,220	92,041
QuidelOrtho Corp.*	1,877	134,168
Silk Road Medical, Inc.*	2,084	93,780
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
STERIS PLC	9,872	$1,641,516
Terumo Corp. (Japan)	15,400	432,898
Zimmer Biomet Holdings, Inc.	3,839	401,367
		12,392,978
Health Care Providers & Services — 1.2%
Agiliti, Inc.*(a)	6,987	99,984
AmerisourceBergen Corp.	3,871	523,862
Cigna Corp.	7,663	2,126,253
Encompass Health Corp.(a)	11,324	512,184
Guardant Health, Inc.*	4,178	224,902
HealthEquity, Inc.*(a)	3,515	236,103
Henry Schein, Inc.*	7,569	497,813
Humana, Inc.	381	184,857
Laboratory Corp. of America Holdings	1,844	377,670
McKesson Corp.	3,659	1,243,584
Premier, Inc. (Class A Stock)	5,987	203,199
UnitedHealth Group, Inc.	2,271	1,146,946
Universal Health Services, Inc. (Class B Stock)	3,621	319,300
		7,696,657
Health Care Technology — 0.1%
Certara, Inc.*	17,063	226,597
Definitive Healthcare Corp.*(a)	6,919	107,521
Veeva Systems, Inc. (Class A Stock)*	1,320	217,642
		551,760
Hotels, Restaurants & Leisure — 1.4%
Aramark	12,579	392,465
Aristocrat Leisure Ltd. (Australia)	16,187	341,329
Chipotle Mexican Grill, Inc.*(a)	931	1,399,070
Domino’s Pizza, Inc.	1,636	507,487
Flutter Entertainment PLC (Ireland)*	4,023	441,435
Genius Sports Ltd. (United Kingdom)*	25,107	92,143
Hilton Worldwide Holdings, Inc.	5,832	703,456
Hyatt Hotels Corp. (Class A Stock)*	10,657	862,791
International Game Technology PLC(a)	27,668	437,154
Jack in the Box, Inc.	2,283	169,102
MakeMyTrip Ltd. (India)*(a)	5,800	178,060
Marriott International, Inc. (Class A Stock)	5,622	787,867
Penn Entertainment, Inc.*(a)	9,376	257,934
Red Rock Resorts, Inc. (Class A Stock)(a)	12,835	439,727
Starbucks Corp.	2,854	240,478
Wendy’s Co. (The)	28,915	540,421
Whitbread PLC (United Kingdom)	4,656	118,022
Yum China Holdings, Inc. (China) (NYSE)(a)	24,913	1,179,132
Yum China Holdings, Inc. (China) (XHKG)	1,350	64,076
		9,152,149
Household Durables — 0.3%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	54,000	244,803

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Midea Group Co. Ltd. (China) (Class A Stock)	27,700	$190,727
Newell Brands, Inc.(a)	31,739	440,855
Toll Brothers, Inc.	16,447	690,774
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	21,400	138,069
		1,705,228
Household Products — 0.6%
Church & Dwight Co., Inc.	7,327	523,441
Colgate-Palmolive Co.	13,405	941,701
Kimberly-Clark Corp.	5,620	632,475
Reckitt Benckiser Group PLC (United Kingdom)	24,635	1,632,845
		3,730,462
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,751	559,373
Industrial Conglomerates — 0.5%
Hitachi Ltd. (Japan)	39,640	1,686,924
Honeywell International, Inc.	9,739	1,626,121
		3,313,045
Insurance — 3.2%
AIA Group Ltd. (Hong Kong)	193,000	1,606,900
American International Group, Inc.	6,406	304,157
Aon PLC (Class A Stock)	12,585	3,371,144
Arthur J. Gallagher & Co.	15,715	2,690,722
Assurant, Inc.	3,530	512,803
Beazley PLC (United Kingdom)	31,033	193,448
Chubb Ltd.	9,962	1,811,889
Cincinnati Financial Corp.	2,130	190,784
CNO Financial Group, Inc.	9,227	165,809
Discovery Ltd. (South Africa)*	35,044	202,312
Everest Re Group Ltd.	2,751	721,972
Hanover Insurance Group, Inc. (The)	3,678	471,299
Hartford Financial Services Group, Inc. (The)	12,046	746,129
Hiscox Ltd. (United Kingdom)	12,314	120,816
Manulife Financial Corp. (Canada)	18,608	292,049
Marsh & McLennan Cos., Inc.	9,726	1,451,995
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	115,000	573,711
Progressive Corp. (The)	12,548	1,458,203
Reinsurance Group of America, Inc.	4,211	529,786
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,662	468,364
Selective Insurance Group, Inc.	2,692	219,129
Travelers Cos., Inc. (The)	5,775	884,730
Willis Towers Watson PLC(a)	7,918	1,591,043
Zurich Insurance Group AG (Switzerland)	964	384,299
		20,963,493
Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	48,509	4,639,886
Alphabet, Inc. (Class C Stock)*	13,686	1,315,909
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Baidu, Inc. (China), ADR*	1,178	$138,403
Bumble, Inc. (Class A Stock)*(a)	10,405	223,603
carsales.com Ltd. (Australia)	8,791	104,861
IAC, Inc.*	2,464	136,456
Match Group, Inc.*	16,272	776,988
NAVER Corp. (South Korea)	4,401	586,285
SEEK Ltd. (Australia)	6,205	75,414
Tencent Holdings Ltd. (China)	52,500	1,773,257
Z Holdings Corp. (Japan)	62,500	165,667
		9,936,729
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China)*	123,952	1,236,959
Allegro.eu SA (Poland), 144A*	17,582	75,635
Amazon.com, Inc.*	49,292	5,569,996
JD.com, Inc. (China), ADR(a)	581	29,224
JD.com, Inc. (China) (Class A Stock)	5,020	126,646
Just Eat Takeaway.com NV (United Kingdom), 144A*	1,690	26,215
Meituan (China) (Class B Stock), 144A*	6,100	128,200
Prosus NV (China)*	2,092	108,840
Vipshop Holdings Ltd. (China), ADR*	18,196	153,028
Vivid Seats, Inc. (Class A Stock)	22,817	174,778
ZOZO, Inc. (Japan)	5,600	112,099
		7,741,620
IT Services — 2.5%
Accenture PLC (Class A Stock)	6,189	1,592,430
Amadeus IT Group SA (Spain)*	16,519	765,864
Amdocs Ltd.	7,124	566,002
Block, Inc.*	2,337	128,512
Capgemini SE (France)	4,125	660,415
CGI, Inc. (Canada)*	3,582	269,658
Cognizant Technology Solutions Corp. (Class A Stock)	6,543	375,830
Endava PLC (United Kingdom), ADR*	2,700	217,701
ExlService Holdings, Inc.*	2,888	425,576
Fidelity National Information Services, Inc.	2,233	168,748
Fiserv, Inc.*	2,498	233,738
Fujitsu Ltd. (Japan)	5,500	603,086
Gartner, Inc.*	4,395	1,216,053
GDS Holdings Ltd. (China) (Class A Stock)*	19,500	42,903
Global Payments, Inc.	4,365	471,638
Keywords Studios PLC (Ireland)	10,310	263,005
Kingsoft Cloud Holdings Ltd. (China), ADR*	13,195	26,258
Mastercard, Inc. (Class A Stock)	7,728	2,197,379
Nomura Research Institute Ltd. (Japan)	14,900	363,906
Nuvei Corp. (Canada), 144A*	5,540	149,857
Paya Holdings, Inc.*	32,846	200,689
Payoneer Global, Inc.*	24,423	147,759
Remitly Global, Inc.*	19,815	220,343
Sabre Corp.*(a)	41,291	212,649
Shopify, Inc. (Canada) (Class A Stock)*	1,096	29,526

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
TaskUS, Inc. (Philippines) (Class A Stock)*(a)	17,932	$288,705
Tata Consultancy Services Ltd. (India)	13,728	503,116
Tech Mahindra Ltd. (India)	21,781	267,353
Thoughtworks Holding, Inc.*	41,786	438,335
Visa, Inc. (Class A Stock)(a)	15,593	2,770,096
WNS Holdings Ltd. (India), ADR*	6,334	518,375
		16,335,505
Leisure Products — 0.2%
Brunswick Corp.	11,994	785,007
Mattel, Inc.*	15,842	300,047
Yamaha Corp. (Japan)	4,000	142,138
		1,227,192
Life Sciences Tools & Services — 2.6%
Adaptive Biotechnologies Corp.*	5,391	38,384
Agilent Technologies, Inc.	10,824	1,315,657
Bio-Techne Corp.	861	244,524
Bruker Corp.	14,767	783,537
Charles River Laboratories International, Inc.*	1,271	250,133
Danaher Corp.	10,805	2,790,824
Gerresheimer AG (Germany)	3,787	184,904
ICON PLC*	12,135	2,230,170
Illumina, Inc.*	334	63,724
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	37,961	969,144
MaxCyte, Inc.*	15,633	101,615
Mettler-Toledo International, Inc.*	392	424,975
Oxford Nanopore Technologies PLC (United Kingdom)*	17,650	49,786
PerkinElmer, Inc.(a)	14,586	1,755,133
QIAGEN NV*	18,228	759,096
Repligen Corp.*	738	138,087
Syneos Health, Inc.*	13,664	644,258
Thermo Fisher Scientific, Inc.	5,796	2,939,673
Waters Corp.*	1,886	508,334
West Pharmaceutical Services, Inc.	1,342	330,239
		16,522,197
Machinery — 1.5%
Aalberts NV (Netherlands)	4,011	130,811
Airtac International Group (China)	7,000	160,155
Doosan Bobcat, Inc. (South Korea)	10,441	205,461
Esab Corp.(a)	3,715	123,932
Flowserve Corp.	7,797	189,467
GEA Group AG (Germany)	16,258	526,157
Hydrofarm Holdings Group, Inc.*(a)	10,234	19,854
IDEX Corp.	5,244	1,048,013
Illinois Tool Works, Inc.(a)	5,246	947,690
Ingersoll Rand, Inc.	16,047	694,193
ITT, Inc.	5,803	379,168
Kubota Corp. (Japan)	22,400	311,291
Otis Worldwide Corp.	2,820	179,916
PACCAR, Inc.	11,313	946,785
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	1,454	$225,660
SMC Corp. (Japan)	1,800	732,547
Stanley Black & Decker, Inc.	8,062	606,343
Techtronic Industries Co. Ltd. (Hong Kong)	91,500	873,104
Timken Co. (The)	3,564	210,419
Toyota Industries Corp. (Japan)	7,700	367,835
Weir Group PLC (The) (United Kingdom)	18,110	280,365
Westinghouse Air Brake Technologies Corp.	9,811	798,125
		9,957,291
Media — 0.5%
Altice USA, Inc. (Class A Stock)*	10,003	58,318
Cable One, Inc.	98	83,599
Charter Communications, Inc. (Class A Stock)*(a)	2,940	891,849
Comcast Corp. (Class A Stock)	43,301	1,270,018
Liberty Broadband Corp. (Class C Stock)*	3,997	294,979
Quebecor, Inc. (Canada) (Class B Stock)	10,140	186,966
WPP PLC (United Kingdom)	18,434	152,176
		2,937,905
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	7,356	310,801
Arconic Corp.*	7,176	122,279
Franco-Nevada Corp. (Canada)	2,870	342,817
Glencore PLC (Australia)	182,753	960,370
Gold Fields Ltd. (South Africa), ADR(a)	22,021	178,150
Kaiser Aluminum Corp.	1,130	69,325
Polymetal International PLC (Russia)	34,668	74,875
Rio Tinto PLC (Australia)	9,923	536,893
Vale SA (Brazil), ADR(a)	23,014	306,546
		2,902,056
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.(a)	40,142	133,271
Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	38,159	129,788
Dollar General Corp.	685	164,304
Dollar Tree, Inc.*	6,838	930,652
Ollie’s Bargain Outlet Holdings, Inc.*(a)	4,232	218,371
Target Corp.	6,457	958,154
		2,401,269
Multi-Utilities — 0.6%
Black Hills Corp.(a)	4,667	316,096
CenterPoint Energy, Inc.(a)	15,415	434,395
CMS Energy Corp.	8,202	477,684
Dominion Energy, Inc.	14,863	1,027,182
E.ON SE (Germany)	53,120	408,109
National Grid PLC (United Kingdom)	31,536	324,635

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	9,361	$526,369
Sempra Energy	3,328	499,000
		4,013,470
Oil, Gas & Consumable Fuels — 2.4%
Chesapeake Energy Corp.(a)	4,748	447,309
China Petroleum & Chemical Corp. (China) (Class H Stock)	960,000	409,946
CNX Resources Corp.*(a)	13,643	211,876
ConocoPhillips	17,776	1,819,196
Continental Resources, Inc.	2,461	164,419
Coterra Energy, Inc.	13,184	344,366
Devon Energy Corp.(a)	9,294	558,848
Diamondback Energy, Inc.	8,394	1,011,141
Eni SpA (Italy)	86,943	924,091
Enterprise Products Partners LP, MLP	2,526	60,068
EOG Resources, Inc.	8,311	928,588
Galp Energia SGPS SA (Portugal)	92,853	893,375
Hess Corp.	13,971	1,522,699
Idemitsu Kosan Co. Ltd. (Japan)	9,400	204,293
LUKOIL PJSC (Russia), ADR^	6,309	1
Magnolia Oil & Gas Corp. (Class A Stock)(a)	22,415	444,041
Petroleo Brasileiro SA (Brazil), ADR	15,838	195,441
Pioneer Natural Resources Co.	8,299	1,796,983
Plains GP Holdings LP (Class A Stock)*(a)	45,679	498,358
Reliance Industries Ltd. (India)	10,072	292,310
Suncor Energy, Inc. (Canada)	6,447	181,553
Targa Resources Corp.	6,394	385,814
TotalEnergies SE (France)	9,792	459,388
United Tractors Tbk PT (Indonesia)	182,700	392,283
Valero Energy Corp.	4,862	519,505
Viper Energy Partners LP	7,437	213,144
Woodside Energy Group Ltd. (Australia)	34,671	708,381
		15,587,417
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	10,000	82,809
Personal Products — 0.2%
Amorepacific Corp. (South Korea)	3,091	217,944
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,047	873,748
Kao Corp. (Japan)	8,800	358,075
Kose Corp. (Japan)	1,200	123,725
		1,573,492
Pharmaceuticals — 2.4%
Bayer AG (Germany)	19,300	889,239
Collegium Pharmaceutical, Inc.*	5,484	87,854
Eli Lilly & Co.	1,150	371,853
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)	215,738	148,899
Harmony Biosciences Holdings, Inc.*	2,599	115,110
Hypera SA (Brazil)	13,039	107,539
Johnson & Johnson	14,545	2,376,071
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Kyowa Kirin Co. Ltd. (Japan)	18,100	$416,159
Merck & Co., Inc.	17,475	1,504,947
Merck KGaA (Germany)	1,649	266,941
Novartis AG (Switzerland)	12,854	979,950
Novo Nordisk A/S (Denmark) (Class B Stock)	15,856	1,579,540
Optinose, Inc.*(a)	13,189	48,272
Organon & Co.	13,891	325,049
Pfizer, Inc.	33,714	1,475,325
Prestige Consumer Healthcare, Inc.*	5,257	261,956
Roche Holding AG	10,713	3,487,433
Santen Pharmaceutical Co. Ltd. (Japan)	28,800	193,577
Zoetis, Inc.	6,463	958,398
		15,594,112
Professional Services — 1.9%
CACI International, Inc. (Class A Stock)*	1,771	462,337
Clarivate PLC*	34,091	320,115
CoStar Group, Inc.*	24,153	1,682,256
Dun & Bradstreet Holdings, Inc.(a)	52,113	645,680
Equifax, Inc.	12,371	2,120,761
Experian PLC (United Kingdom)	15,783	462,009
HireRight Holdings Corp.*	11,536	176,039
KBR, Inc.(a)	20,850	901,137
Leidos Holdings, Inc.	6,227	544,676
Persol Holdings Co. Ltd. (Japan)	7,000	129,489
RELX PLC (United Kingdom)	6,848	166,902
TransUnion	13,253	788,421
Verisk Analytics, Inc.	14,260	2,431,758
Wolters Kluwer NV (Netherlands)	16,203	1,577,745
		12,409,325
Real Estate Management & Development — 1.2%
Capitaland India Trust (Singapore), UTS	399,600	291,035
Capitaland Investment Ltd. (Singapore)	342,000	822,806
Corp Inmobiliaria Vesta SAB de CV (Mexico)	201,661	376,296
Cushman & Wakefield PLC*	6,000	68,700
Emaar Properties PJSC (United Arab Emirates)	176,333	276,689
ESR Group Ltd. (China), 144A	443,200	1,114,812
Grainger PLC (United Kingdom)	225,803	575,164
Grand City Properties SA (Germany)	13,388	132,663
Hang Lung Properties Ltd. (Hong Kong)	83,000	136,298
Heiwa Real Estate Co. Ltd. (Japan)	5,500	150,651
Jones Lang LaSalle, Inc.*	363	54,838
Katitas Co. Ltd. (Japan)	35,700	794,834
LEG Immobilien SE (Germany)	9,740	581,377
Multiplan Empreendimentos Imobiliarios SA (Brazil)	26,614	119,346
Shurgard Self Storage SA (Belgium)	11,929	484,969
Sino Land Co. Ltd. (Hong Kong)	433,909	570,733
Swire Properties Ltd. (Hong Kong)	355,600	764,993

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Vonovia SE (Germany)	33,422	$721,306
		8,037,510
Road & Rail — 0.8%
Canadian National Railway Co. (Canada)	7,099	766,621
Canadian Pacific Railway Ltd. (Canada) (NYSE)(a)	12,984	866,293
Canadian Pacific Railway Ltd. (Canada) (TSE)	12,576	839,493
CSX Corp.	4,374	116,523
Knight-Swift Transportation Holdings, Inc.(a)	11,769	575,857
Saia, Inc.*(a)	647	122,930
Schneider National, Inc. (Class B Stock)(a)	6,587	133,716
Union Pacific Corp.	5,934	1,156,062
XPO Logistics, Inc.*(a)	9,489	422,450
		4,999,945
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	3,171	441,847
Applied Materials, Inc.	5,663	463,970
ASM International NV (Netherlands)	1,744	390,494
ASML Holding NV (Netherlands) (BATE)	742	307,395
ASML Holding NV (Netherlands) (XNGS)	1,272	528,325
Cohu, Inc.*	7,866	202,786
Enphase Energy, Inc.*	1,154	320,200
Entegris, Inc.	9,825	815,672
KLA Corp.	2,310	699,075
Lam Research Corp.	1,748	639,768
Marvell Technology, Inc.	9,963	427,512
Monolithic Power Systems, Inc.	4,538	1,649,109
NVIDIA Corp.	8,983	1,090,446
NXP Semiconductors NV (China)	11,178	1,648,867
ON Semiconductor Corp.*	7,075	440,985
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	164,000	2,173,884
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	13,837	948,665
Texas Instruments, Inc.	9,981	1,544,859
		14,733,859
Software — 4.7%
ACI Worldwide, Inc.*	7,011	146,530
Adobe, Inc.*	5,816	1,600,563
Alkami Technology, Inc.*	16,276	244,954
Atlassian Corp. PLC (Class A Stock)*(a)	1,552	326,836
Autodesk, Inc.*	4,437	828,832
AVEVA Group PLC (United Kingdom)	2,028	69,970
Black Knight, Inc.*	23,178	1,500,312
Cadence Design Systems, Inc.*	20,183	3,298,508
CCC Intelligent Solutions Holdings, Inc.*(a)	14,775	134,452
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*	1,859	$208,245
Constellation Software, Inc. (Canada)	952	1,324,668
Dassault Systemes SE (France)	3,983	137,513
DoubleVerify Holdings, Inc.*(a)	9,637	263,572
Elastic NV*	1,077	77,264
Everbridge, Inc.*	5,756	177,745
Expensify, Inc. (Class A Stock)*	7,125	106,020
Five9, Inc.*	2,091	156,783
Intuit, Inc.	4,250	1,646,110
Microsoft Corp.(k)	39,349	9,164,382
nCino, Inc.*(a)	3,152	107,515
Nice Ltd. (Israel), ADR*(a)	6,150	1,157,676
Oracle Corp. (Japan)	2,200	116,611
Palo Alto Networks, Inc.*	376	61,585
Paycor HCM, Inc.*(a)	6,259	185,016
Paylocity Holding Corp.*	4,642	1,121,414
Procore Technologies, Inc.*	3,973	196,584
Q2 Holdings, Inc.*	7,733	249,003
Rapid7, Inc.*	5,180	222,222
Roper Technologies, Inc.	212	76,244
Salesforce, Inc.*	6,233	896,555
SAP SE (Germany)	9,587	781,294
ServiceNow, Inc.*	3,249	1,226,855
Synopsys, Inc.*	5,060	1,545,880
Topicus.com, Inc. (Netherlands)*	1,148	55,200
Tyler Technologies, Inc.*	2,342	813,845
Verint Systems, Inc.*	8,220	276,028
WiseTech Global Ltd. (Australia)	1,883	61,522
		30,564,308
Specialty Retail — 1.2%
Burlington Stores, Inc.*	1,676	187,528
Five Below, Inc.*	7,018	966,168
Home Depot, Inc. (The)	1,172	323,402
Leslie’s, Inc.*(a)	20,516	301,790
Lojas Renner SA (Brazil)	72,432	374,892
Lowe’s Cos., Inc.	6,549	1,229,968
Monro, Inc.(a)	2,937	127,642
O’Reilly Automotive, Inc.*	2,124	1,493,915
Petco Health & Wellness Co., Inc.*(a)	17,561	195,981
Ross Stores, Inc.	5,726	482,530
Tractor Supply Co.	3,376	627,531
Ulta Beauty, Inc.*	2,414	968,473
Urban Outfitters, Inc.*(a)	20,967	412,001
Zumiez, Inc.*(a)	6,285	135,316
		7,827,137
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	31,868	4,404,158
Corsair Gaming, Inc.*	7,205	81,777
Samsung Electronics Co. Ltd. (South Korea)	51,030	1,873,783
Seagate Technology Holdings PLC(a)	3,524	187,582
		6,547,300

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)	1,365	$156,922
Burberry Group PLC (United Kingdom)	24,190	483,207
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	6,447	608,567
EssilorLuxottica SA (France)	4,393	597,109
Gildan Activewear, Inc. (Canada)	2,296	64,907
Kering SA (France)	574	254,597
Lululemon Athletica, Inc.*	3,470	970,073
LVMH Moet Hennessy Louis Vuitton SE (France)	3,156	1,860,698
NIKE, Inc. (Class B Stock)	6,606	549,091
On Holding AG (Switzerland) (Class A Stock)*	7,026	112,767
PVH Corp.	6,175	276,640
Skechers USA, Inc. (Class A Stock)*	27,797	881,721
		6,816,299
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	19,387	695,170
Imperial Brands PLC (United Kingdom)	23,759	488,553
ITC Ltd. (India)	67,230	273,239
Philip Morris International, Inc.	4,828	400,772
Swedish Match AB (Sweden)	38,430	380,139
		2,237,873
Trading Companies & Distributors — 0.1%
Air Lease Corp.	5,971	185,161
RS Group PLC (United Kingdom)	23,163	247,262
Textainer Group Holdings Ltd. (China)	4,641	124,657
Univar Solutions, Inc.*	6,670	151,676
		708,756
Transportation Infrastructure — 0.0%
Shanghai International Airport Co. Ltd. (China) (Class A Stock)*	12,500	100,708
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	42,500	219,201
Etihad Etisalat Co. (Saudi Arabia)	24,577	231,615
KDDI Corp. (Japan)	27,900	815,692
SoftBank Group Corp. (Japan)	5,200	176,234
T-Mobile US, Inc.*	1,356	181,935
Vodafone Group PLC (United Kingdom)	422,588	472,960
		2,097,637

Total Common Stocks (cost $463,089,652)		437,581,891
Preferred Stock — 0.1%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	12,037	714,842
(cost $1,027,937)

	Units	Value
Warrants* — 0.0%
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA (Switzerland), expiring 11/22/23	8,589	$3,830
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.8%
Automobiles — 0.1%
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class C, 144A
1.630%	09/16/30	250	222,460
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	10	9,725
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	99,875
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	56,433
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	9	8,764
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	10	10,558
			407,815
Collateralized Debt Obligations — 0.9%
ACRES Commercial Realty Ltd.,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
5.589%(c)	01/15/37	186	180,238
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class C, 144A, 1 Month SOFR + 2.164% (Cap N/A, Floor 2.050%)
5.010%(c)	02/15/35	100	97,265
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.818%(c)	12/15/35	100	93,610
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
5.768%(c)	12/15/35	100	95,280
Series 2021-FL02, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.418%(c)	05/15/36	600	565,306
Series 2022-FL01, Class D, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 3.000%)
5.285%(c)	01/15/37	560	527,712
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.039%(c)	08/15/36	15	14,543
Series 2019-FL04, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.939%(c)	08/15/36	147	143,170

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations (cont’d.)
Series 2021-FL07, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.493%(c)	06/16/36	100	$94,586
BSPDF Issuer Ltd. (Cayman Islands),
Series 2021-FL01, Class B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
4.618%(c)	10/15/36	258	247,024
BSPRT Issuer Ltd. (Cayman Islands),
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.818%(c)	05/15/29	100	97,348
Series 2021-FL06, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.418%(c)	03/15/36	752	733,168
Series 2021-FL06, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
4.868%(c)	03/15/36	100	92,624
Series 2021-FL07, Class C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.118%(c)	12/15/38	100	93,868
Series 2021-FL07, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.568%(c)	12/15/38	100	91,763
CHCP Ltd.,
Series 2021-FL01, Class B, 144A, 1 Month SOFR + 1.764% (Cap N/A, Floor 1.650%)
4.686%(c)	02/15/38	600	570,762
Series 2021-FL01, Class C, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
5.136%(c)	02/15/38	100	93,641
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.968%(c)	12/13/38	115	107,166
LoanCore Issuer Ltd.,
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
5.268%(c)	05/15/36	35	33,469
Series 2021-CRE05, Class AS, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.568%(c)	07/15/36	328	311,984
Series 2021-CRE05, Class B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.818%(c)	07/15/36	313	293,004
Series 2021-CRE06, Class B, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
4.718%(c)	11/15/38	590	555,046
MF1 Ltd.,
Series 2020-FL04, Class AS, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
5.060%(c)	11/15/35	136	134,232
Series 2022-FL08, Class C, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 2.200%)
4.484%(c)	02/19/37	146	136,132
Series 2022-FL08, Class D, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 2.650%)
4.934%(c)	02/19/37	100	92,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations (cont’d.)
STWD Ltd. (Cayman Islands),
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
5.039%(c)	04/18/38	117	$111,149
Series 2022-FL03, Class B, 144A, 30 Day Average SOFR + 1.950% (Cap N/A, Floor 1.950%)
4.235%(c)	11/15/38	100	93,823
Series 2022-FL03, Class C, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 2.200%)
4.485%(c)	11/15/38	159	147,852
			5,848,432
Collateralized Loan Obligations — 0.7%
ACREC Ltd. (Cayman Islands),
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
5.143%(c)	10/16/36	150	140,954
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
5.643%(c)	10/16/36	180	167,548
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.512%(c)	01/15/30	670	631,312
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class B, 144A, 1 Month SOFR + 1.914% (Cap N/A, Floor 1.800%)
4.760%(c)	02/15/35	500	485,625
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL03, Class C, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.668%(c)	08/15/34	102	94,742
Series 2021-FL03, Class D, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
5.018%(c)	08/15/34	100	91,369
Series 2021-FL04, Class C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.118%(c)	11/15/36	204	191,845
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.563%(c)	11/07/30	500	466,461
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
5.013%(c)	11/07/30	253	232,065
Madison Park Funding Ltd. (Cayman Islands),
Series 2017-23A, Class CR, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.769%(c)	07/27/31	500	467,722
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.456%(c)	01/29/30	448	427,870
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2013-15A, Class CR2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.362%(c)	10/15/29	353	326,864

A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.509%(c)	04/22/30	300	$280,927
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
5.109%(c)	04/22/30	250	227,408
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
4.334%(c)	02/20/28	250	250,000
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
4.024%(c)	02/20/30	237	233,487
			4,716,199
Other — 0.1%
Business Jet Securities LLC,
Series 2020-01A, Class A, 144A
2.981%	11/15/35	65	58,938
Series 2021-01A, Class B, 144A
2.918%	04/15/36	78	65,898
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	99	92,552
			217,388
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	59	56,162

Total Asset-Backed Securities (cost $11,885,299)			11,245,996
Commercial Mortgage-Backed Securities — 1.0%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month SOFR + 1.384% (Cap N/A, Floor 1.020%)
4.306%(c)	09/14/36	14	13,503
Series 2019-CRE03, Class B, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
4.586%(c)	09/14/36	100	97,028
Series 2019-CRE03, Class C, 144A, 1 Month SOFR + 2.014% (Cap N/A, Floor 1.900%)
4.936%(c)	09/14/36	100	95,568
Series 2022-CRE06, Class B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
4.134%(c)	01/16/37	100	96,007
Series 2022-CRE06, Class C, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
4.434%(c)	01/16/37	139	132,925
Series 2022-CRE06, Class D, 144A, 30 Day Average SOFR + 2.850% (Cap N/A, Floor 2.850%)
5.134%(c)	01/16/37	100	93,143
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month SOFR + 1.514% (Cap N/A, Floor 1.400%)
4.436%(c)	02/15/38	100	$96,220
Series 2021-FL04, Class AS, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
4.118%(c)	05/15/38	248	241,839
Series 2021-FL04, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
4.368%(c)	05/15/38	543	517,843
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	347	297,369
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	139,551
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	752,874
Series K078, Class A2
3.854%	06/25/28	160	154,422
Series K097, Class X1, IO
1.218%(cc)	07/25/29	100	5,884
Series K098, Class X1, IO
1.268%(cc)	08/25/29	149	9,183
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	230,685
LoanCore Issuer Ltd.,
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.418%(c)	04/15/34	90	88,418
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL05, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
4.660%(c)	07/15/36	142	134,752
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A4
3.261%	07/15/52	161	141,704
PFP Ltd.,
Series 2021-07, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
4.339%(c)	04/14/38	100	93,579
Series 2021-07, Class C, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.589%(c)	04/14/38	100	92,394
Series 2021-08, Class D, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
5.089%(c)	08/09/37	730	674,054
Ready Capital Mortgage Financing LLC,
Series 2021-FL07, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
5.284%(c)	11/25/36	100	92,854
Series 2021-FL07, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
6.034%(c)	11/25/36	100	92,711

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	$234,506
Series 2018-C08, Class A4
3.983%	02/15/51	463	432,511
Series 2019-C16, Class A4
3.605%	04/15/52	200	179,327
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	373,874
Series 2017-C42, Class A4
3.589%	12/15/50	510	469,220

Total Commercial Mortgage-Backed Securities (cost $6,652,762)			6,073,948
Corporate Bonds — 8.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	98	90,746
5.705%	05/01/40	92	80,312
5.805%	05/01/50	89	77,448
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	124	100,120
			348,626
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	97	93,335
4.742%	03/16/32(a)	344	288,504
4.906%	04/02/30	260	229,049
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	333	296,610
			907,498
Auto Manufacturers — 0.0%
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	95	79,550
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	108,068
			187,618
Banks — 1.4%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.000%	07/06/26	230	201,149
Abu Dhabi Commercial Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.500%	03/31/27	200	185,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Continental SAECA (Paraguay),
Sr. Unsec’d. Notes, 144A
2.750%	12/10/25	193	$167,946
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	174,781
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25(a)	200	186,225
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31	175	162,750
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	370	279,676
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34	316	256,414
Bank Hapoalim BM (Israel),
Sub. Notes, 144A
3.255%(ff)	01/21/32	353	289,460
Bank Leumi Le-Israel BM (Israel),
Sr. Unsec’d. Notes, 144A
5.125%	07/27/27	200	194,980
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	281	248,013
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	97,319
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	200	153,122
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	198	156,298
4.271%(ff)	07/23/29	82	74,810
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.894%(ff)	11/24/32	225	162,451
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	180,078
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	190,315
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	301	243,597
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	400	397,200
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	580	444,382
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	160,000
4.700%(ff)	03/09/31(a)(oo)	341	242,110

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Ipoteka-Bank ATIB (Uzbekistan),
Sr. Unsec’d. Notes
5.500%	11/19/25	200	$171,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32	186	141,395
2.739%(ff)	10/15/30	214	174,398
3.509%(ff)	01/23/29	87	77,070
Sub. Notes
2.956%(ff)	05/13/31	112	89,018
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
4.442%(ff)	06/21/33(a)	461	394,666
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30(a)	266	204,326
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	375	303,585
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25	261	230,300
NBK SPC Ltd. (Kuwait),
Gtd. Notes, 144A
1.625%(ff)	09/15/27	294	251,738
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes
4.602%(ff)	06/15/32	200	188,870
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27	207	186,468
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23	10	7,733
9.625%	03/20/25	125	69,047
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30(a)	524	401,261
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	228	213,873
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	309,910
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
2.000%(ff)	10/14/31	298	256,632
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	403	322,560
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	109,754
			8,951,930
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages — 0.1%
Becle SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.500%	10/14/31		230	$177,503
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29		280	240,800
Cia Cervecerias Unidas SA (Chile),
Sr. Unsec’d. Notes, 144A
3.350%	01/19/32		258	214,914
				633,217
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A
7.375%	06/05/27		200	199,000
GCC SAB de CV,
Gtd. Notes, 144A
3.614%	04/20/32		294	238,875
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		140	98,815
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		235	201,322
				738,012
Chemicals — 0.2%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
5.625%	10/15/28(a)		321	257,603
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28		200	168,725
GC Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
5.200%	03/30/52		200	159,050
OCP SA (Morocco),
Sr. Unsec’d. Notes
6.875%	04/25/44		200	162,350
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51		223	140,044
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.500%	03/18/31(a)		200	150,480
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	164,217
				1,202,469
Commercial Services — 0.1%
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24		172	161,584

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	100	$104,866
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26	200	186,600
JSW Infrastructure Ltd. (India),
Sr. Sec’d. Notes, 144A
4.950%	01/21/29	200	156,162
			609,212
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29	288	268,318
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.625%	03/24/32	250	211,759
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	110	96,234
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	120,169
3.300%	01/30/32	163	122,214
4.500%	09/15/23	263	259,183
6.500%	07/15/25	300	299,712
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	178,880
4.250%	04/15/26	91	81,617
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	134,830
2.750%	02/21/28	145	112,413
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	194,942
Charles Schwab Corp. (The),
Jr. Sub. Notes
5.000%(ff)	06/01/27(a)(oo)	372	335,721
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	184,662
DAE Sukuk Difc Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.750%	02/15/26	200	183,913
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	211	159,093
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27		165	$150,006
Sr. Unsec’d. Notes
2.100%	06/15/30		52	41,470
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		124	106,527
Morgan Stanley Domestic Holdings, Inc.,
Gtd. Notes
4.500%	06/20/28		200	189,760
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23		200	194,750
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30		250	208,562
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46		150	132,092
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		187	177,641
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	03/13/24		326	304,810
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23		200	193,500
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		197	47,851
				4,114,318
Electric — 1.1%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36		350	273,406
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	87,096
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79		200	173,500
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		199	129,526
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	197	141,762
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		130	102,225
Cikarang Listrindo Tbk PT (Indonesia),
Sr. Unsec’d. Notes
4.950%	09/14/26		200	181,787

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes
4.250%	03/25/27		203	$158,979
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.875%	07/26/33		244	169,550
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
5.200%	04/11/38		200	171,000
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	71,813
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.900%	11/20/26		200	161,500
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35		200	181,500
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200	149,288
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	02/15/31		200	139,125
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		300	257,071
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		400	352,700
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia),
Sr. Sec’d. Notes, 144A
5.375%	12/30/30		223	132,406
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30		200	151,000
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		200	174,187
Sr. Unsec’d. Notes
7.125%	02/11/25		400	353,825
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	55,857
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47		139	117,272
Infraestructura Energetica Nova SAPI de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48		200	138,100
Israel Electric Corp. Ltd. (Israel),
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32		223	189,550
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		310	246,482
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Mercury Chile Holdco LLC (Chile),
Sr. Sec’d. Notes, 144A
6.500%	01/24/27	200	$175,306
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	194,062
National Central Cooling Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/21/27	200	169,850
NPC Ukrenergo (Ukraine),
Gov’t. Gtd. Notes, 144A
6.875%	11/09/28	200	36,500
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31	200	177,662
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28	152	125,328
3.300%	08/01/40	469	301,160
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49	200	139,100
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India),
Sr. Sec’d. Notes, 144A
4.500%	07/14/28	250	185,000
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes, 144A
4.850%	10/14/38	200	149,250
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	165	148,837
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.500%	05/04/27(a)	475	451,236
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	340	295,120
			7,008,918
Electronics — 0.0%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/32	287	218,851
Energy-Alternate Sources — 0.2%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	191,887
Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes
3.575%	08/19/26	186	138,645
Empresa Generadora de Electricidad Haina SA (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28	265	213,656

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources (cont’d.)
Greenko Dutch BV (India),
Sr. Sec’d. Notes, 144A
3.850%	03/29/26	191	$152,800
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.300%	12/13/28	208	161,361
Greenko Wind Projects Mauritius Ltd. (India),
Gtd. Notes, 144A
5.500%	04/06/25	236	207,090
Investment Energy Resources Ltd. (Guatemala),
Sr. Sec’d. Notes, 144A
6.250%	04/26/29	217	184,558
Sweihan PV Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
3.625%	01/31/49	199	156,468
			1,406,465
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.125%	08/11/61	234	166,696
India Airport Infra (India),
Sr. Sec’d. Notes, 144A
6.250%	10/25/25	288	249,120
			415,816
Entertainment — 0.1%
Genm Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	219,658
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	149	111,526
5.141%	03/15/52	130	94,465
5.391%	03/15/62	53	38,419
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31(a)	205	157,117
			621,185
Foods — 0.3%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	150	121,247
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26	200	139,937
Grupo Bimbo SAB de CV (Mexico),
Jr. Sub. Notes
5.950%(ff)	04/17/23(oo)	200	196,225
Grupo KUO SAB De CV (Mexico),
Gtd. Notes
5.750%	07/07/27	268	243,679
Indofood CBP Sukses Makmur Tbk PT (Indonesia),
Sr. Unsec’d. Notes
3.541%	04/27/32	506	373,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
4.805%	04/27/52	200	$125,522
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.625%	01/15/32	225	177,013
5.750%	04/01/33	180	162,397
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	300	277,125
			1,816,376
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	570,332
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23	200	199,000
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	124,160
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	179	155,727
			1,049,219
Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	200	161,131
2.750%	09/23/26	200	179,393
			340,524
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	105	80,975
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	93	81,955
Gtd. Notes, 144A
4.375%	03/15/42	447	334,727
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28	166	116,498
Sr. Sec’d. Notes
5.750%	11/15/38	62	56,523
Tower Health,
Sec’d. Notes, Series 2020
4.451%	02/01/50	151	86,739
			757,417
Insurance — 0.1%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	191,026

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
4.950%	03/17/52(a)		119	$96,875
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32		184	155,278
4.350%	04/05/42		27	20,949
4.400%	04/05/52		78	59,596
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		62	50,513
4.850%	04/17/28		50	46,706
				620,943
Internet — 0.2%
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31		120	90,621
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25		200	170,000
3.050%	10/28/30(a)		243	161,690
MercadoLibre, Inc. (Brazil),
Gtd. Notes
3.125%	01/14/31		277	196,918
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		200	147,000
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	151,420
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31		227	156,105
United Group BV (Netherlands),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	100	68,012
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	EUR	100	69,079
				1,210,845
Investment Companies — 0.1%
Dua Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes
2.780%	05/11/31		400	307,236
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24		250	226,850
Huarong Finance Co. Ltd. (China),
Gtd. Notes
4.750%	04/27/27		200	155,725
				689,811
Iron/Steel — 0.0%
CSN Inova Ventures (Brazil),
Gtd. Notes
6.750%	01/28/28		200	172,788
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	173	$139,175
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33	175	126,777
			265,952
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	107,796
Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	77,653
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	400	371,892
			449,545
Media — 0.2%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes
4.500%	01/30/30	250	195,828
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	59	46,671
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	57	55,623
5.250%	04/01/53	277	211,658
6.484%	10/23/45	113	99,832
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	240	180,319
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50	115	78,818
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	145	118,292
5.500%	07/01/29	47	42,338
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28	200	108,500
			1,137,879
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.750%	03/16/52	200	152,600
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30	189	141,868

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		286	$257,400
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52		262	201,085
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		277	229,217
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31		231	178,797
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	37,829
3.875%	08/15/31		124	92,545
				1,291,341
Oil & Gas — 1.2%
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47		200	130,100
Sr. Unsec’d. Notes, 144A
3.450%	09/16/31		245	191,146
3.750%	08/05/26		200	178,475
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		218	194,565
5.375%	03/30/28		303	259,065
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27		278	246,725
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29		259	234,092
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.850%	11/17/28(d)	EUR	228	106,139
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48		200	138,200
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		193	181,155
6.500%	06/30/27		114	105,058
6.750%	06/30/30		306	272,110
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		136	109,029
Medco Bell Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.375%	01/30/27		254	200,977
Medco Laurel Tree Pte Ltd. (Indonesia),
Gtd. Notes, 144A
6.950%	11/12/28		295	229,602
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MOL Hungarian Oil & Gas PLC (Hungary),
Sr. Unsec’d. Notes
1.500%	10/08/27	EUR	101	$79,436
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	182,908
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		323	217,411
6.500%	06/02/41		189	108,165
6.700%	02/16/32		419	292,630
6.840%	01/23/30(a)		325	241,475
6.950%	01/28/60		514	282,654
7.690%	01/23/50		816	496,699
Gtd. Notes, 144A, MTN
8.750%	06/02/29		195	165,378
Gtd. Notes, MTN
6.750%	09/21/47		632	350,760
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, MTN
3.404%	04/28/61		200	135,725
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26		400	353,450
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	145,163
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		244	196,420
3.300%	07/12/51		200	140,913
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
1.602%	06/17/26		200	177,250
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
3.500%	11/24/70		233	150,285
Sr. Unsec’d. Notes, EMTN
4.250%	04/16/39		200	170,500
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		650	627,372
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		271	192,630
4.000%	08/15/26		400	330,450
Uzbekneftegaz JSC (Uzbekistan),
Sr. Unsec’d. Notes, 144A
4.750%	11/16/28		222	167,332
				7,981,444
Packaging & Containers — 0.1%
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.125%	11/01/25		200	175,875
3.875%	11/15/29		200	157,188

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	116	$108,196
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (Peru),
Gtd. Notes, 144A
3.500%	08/02/28	355	286,662
			727,921
Pharmaceuticals — 0.0%
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	275	236,585
Pipelines — 0.5%
Acu Petroleo Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes
7.500%	07/13/35	250	198,797
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
2.742%	12/31/39	222	160,053
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	104	91,826
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	111,388
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
1.750%	09/30/27	280	254,573
2.625%	03/31/36	349	269,123
2.940%	09/30/40	290	221,420
3.250%	09/30/40	200	146,225
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	186	157,895
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	459	360,994
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30	200	155,450
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	34,202
3.800%	09/15/30(a)	308	258,154
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	184	167,991
4.500%	05/15/30	173	157,649
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	194,760
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	253,188
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	57	47,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.950%	04/15/52	93	$71,874
			3,313,217
Real Estate — 0.0%
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26	250	30,625
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	02/01/24	200	26,000
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	220	29,700
			86,325
Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	488	374,096
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31	275	212,881
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	120	96,490
			683,467
Retail — 0.1%
Grupo Axo SAPI de CV (Mexico),
Gtd. Notes, 144A
5.750%	06/08/26	200	155,350
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	195	156,326
			311,676
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	187	161,628
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34	163	122,586
4.926%	05/15/37	251	207,646
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.700%	05/01/25	20	18,504
			510,364
Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	70	60,998

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		100	$91,754
				152,752
Telecommunications — 0.4%
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A
5.125%	02/03/32		200	150,500
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		240	199,800
PPF Telecom Group BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	166,335
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42		377	306,763
4.550%	03/15/52(a)		377	303,443
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes
5.875%	04/15/27		200	177,500
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
2.550%	02/15/31		291	230,528
4.375%	04/15/40		16	13,084
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A
6.375%	09/20/28		277	196,635
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		500	427,865
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28		200	135,163
				2,307,616
Transportation — 0.2%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	189,350
Hidrovias International Finance Sarl (Brazil),
Sr. Unsec’d. Notes
4.950%	02/08/31		245	188,099
ICTSI Treasury BV (Philippines),
Gtd. Notes
3.500%	11/16/31		200	159,475
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31		244	186,345
Sr. Unsec’d. Notes, EMTN
2.800%	02/10/31		200	152,742
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34		178	149,726
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
7.875%	07/15/26	200	$41,225
8.250%	07/09/24	200	38,000
			1,104,962
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
3.375%	03/20/28	200	169,329
Water — 0.0%
Aegea Finance Sarl (Brazil),
Sr. Unsec’d. Notes, 144A
6.750%	05/20/29	292	264,151

Total Corporate Bonds (cost $69,343,272)			55,700,691
Municipal Bonds — 0.1%
Florida — 0.1%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	22,616
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	306,859
			329,475
Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	65,941
New Jersey — 0.0%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	188,120

Total Municipal Bonds (cost $715,206)			583,536
Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMIC,
Series 2010-43, Class AH
3.250%	05/25/40	3	2,981
Series 2014-10, Class KM
3.500%	09/25/43	9	8,651
Series 2014-35, Class CA
3.500%	06/25/44	6	5,530
Series 2017-33, Class LB
3.000%	05/25/39	11	10,345
Freddie Mac REMIC,
Series 4533, Class GA
3.000%	06/15/28	14	14,142
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	4	3,638

A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		9	$8,042
Series 2019-03, Class MA
3.500%	10/25/58		8	8,140
Series 2019-03, Class MV
3.500%	10/25/58		9	8,157
Series 2019-04, Class MA
3.000%	02/25/59		11	10,139
Series 2019-04, Class MV
3.000%	02/25/59		9	8,039
Series 2022-01, Class MTU
3.250%	11/25/61		50	45,150

Total Residential Mortgage-Backed Securities (cost $144,328)				132,954
Sovereign Bonds — 3.9%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		200	134,500
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		339	249,589
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		822	548,582
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.500%(cc)	07/09/41		1,542	328,446
3.875%(cc)	01/09/38		1,423	332,004
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	122,173
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		241	191,038
3.375%	08/20/50		203	134,081
5.000%	07/15/32		200	187,912
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/25	BRL	656	117,615
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50		265	181,492
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71		400	228,000
4.000%	01/31/52		200	146,255
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.200%	05/15/49		400	246,325
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44		200	165,100
7.158%	03/12/45		225	188,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32	150	$111,919
5.875%	01/30/60	700	458,194
6.400%	06/05/49	250	178,797
6.500%	02/15/48	200	146,287
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	484	361,124
5.300%	01/21/41	173	116,375
5.500%	02/22/29	159	136,174
6.000%	02/22/33	519	419,028
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
1.500%(cc)	07/31/40	936	272,200
2.500%(cc)	07/31/35	880	289,465
Sr. Unsec’d. Notes, 144A
1.500%(cc)	07/31/40	163	47,461
2.500%(cc)	07/31/35	165	54,206
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28	300	210,000
8.700%	03/01/49	400	220,000
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50	200	110,500
Sr. Unsec’d. Notes, 144A, MTN
7.500%	02/16/61	271	138,887
8.500%	01/31/47	550	304,562
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32	200	120,038
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50	200	63,163
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	372	278,204
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.500%	09/15/32	297	283,412
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31	400	261,325
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.875%	02/11/35	315	115,034
8.750%	03/11/61	200	72,288
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
6.125%	06/01/50(a)	432	351,486
Sr. Unsec’d. Notes, 144A
3.700%	10/07/33(a)	400	287,700
4.650%	10/07/41	200	139,100
Unsec’d. Notes, 144A
5.250%	08/10/29	200	179,600
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29	271	244,374
5.500%	06/16/34(a)	336	283,563

A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		409	$324,177
4.650%	09/20/32		256	240,988
5.450%	09/20/52		200	185,522
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		200	168,522
5.125%	01/15/45		200	174,022
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	65,467
5.250%	03/22/30	EUR	150	107,159
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	185	121,115
6.625%	03/22/48	EUR	101	58,296
6.875%	10/17/40	EUR	352	215,568
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		330	240,075
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		370	297,850
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
6.500%	07/21/45		200	184,912
Mexican Bonos (Mexico),
Bonds, Series M
5.750%	03/05/26	MXN	2,500	108,930
7.750%	05/29/31	MXN	2,000	88,151
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		256	194,176
4.400%	02/12/52		200	137,800
4.500%	01/31/50(a)		200	143,475
4.875%	05/19/33		282	247,878
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		200	139,412
4.000%	12/15/50		200	113,038
4.250%	12/11/22		200	198,600
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		220	129,800
7.875%	02/16/32		200	127,000
Sr. Unsec’d. Notes, 144A, MTN
6.125%	09/28/28		259	170,940
7.375%	09/28/33		325	195,812
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.500%	03/08/47		400	310,500
6.750%	01/17/48		700	557,375
7.000%	01/25/51		616	505,120
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31		221	204,977
7.000%	01/25/51		200	164,000
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26		200	76,022
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
8.875%	04/08/51		200	$70,022
Sr. Unsec’d. Notes, EMTN
7.375%	04/08/31		250	90,028
Panama Bonos del Tesoro (Panama),
Sr. Unsec’d. Notes
3.362%	06/30/31		171	140,754
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		257	168,720
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50		400	293,825
5.600%	03/13/48		400	299,200
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		200	156,287
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		264	209,022
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
1.200%	04/28/33	EUR	147	99,929
1.750%	04/28/41	EUR	100	58,730
3.556%	09/29/32		239	208,554
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		75	69,797
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		350	306,250
4.817%	03/14/49		300	276,750
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32	EUR	153	98,338
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.000%	05/22/32		200	135,000
8.250%	02/28/48		200	120,000
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.750%	09/30/49		420	266,700
5.875%	04/20/32		203	167,475
7.300%	04/20/52		523	396,172
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
3.700%	11/25/30		246	174,783
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.250%	11/25/27		254	229,870
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	97	58,275
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	74,818
2.750%	04/14/41	EUR	131	65,461
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	110,076
6.000%	05/25/34		140	117,250

A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		200	$86,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	11/17/51		258	174,150
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46		710	598,175
4.625%	10/04/47		1,100	935,000
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		240	179,220
6.750%	03/13/48		200	123,288
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	66,152
Sr. Unsec’d. Notes, EMTN
2.050%	09/23/36	EUR	167	84,903
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27(d)		350	85,378
7.550%	03/28/30(d)		200	48,163
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		200	175,500
4.250%	04/14/26		300	246,375
5.250%	03/13/30		300	213,750
6.125%	10/24/28		231	183,356
6.375%	10/14/25		267	240,300
6.500%	09/20/33		332	239,040
UAE International Government Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.951%	07/07/52(a)		222	212,565
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	08/01/41		443	118,503
7.253%	03/15/35(d)		200	36,500
7.375%	09/25/34(d)		400	73,000
Sr. Unsec’d. Notes, 144A
6.876%	05/21/31		200	36,000
7.253%	03/15/35(d)		266	48,545
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	1,130	27,086
4.975%	04/20/55(a)		431	383,536
5.100%	06/18/50		39	35,522
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		300	294,619
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes
8.970%	07/30/27		200	93,350

Total Sovereign Bonds (cost $36,741,230)				25,452,869
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 2.0%
Federal Home Loan Mortgage Corp.
2.000%	02/01/42	144	$120,030
2.000%	02/01/52	30	24,681
2.000%	02/01/52	64	52,422
2.000%	02/01/52	75	61,338
2.000%	03/01/52	412	334,568
2.500%	08/01/40	61	52,408
2.500%	10/01/51	69	58,601
2.500%	12/01/51	118	99,046
2.500%	12/01/51	172	144,883
2.500%	03/01/52	57	47,840
2.500%	04/01/52	485	407,694
3.000%	11/01/42	81	73,058
3.000%	11/01/46	189	167,521
3.000%	12/01/46	63	56,156
3.000%	02/01/50	26	23,152
3.000%	06/01/50	31	27,104
3.000%	01/01/52	97	84,717
3.500%	04/01/32	50	47,641
3.500%	08/01/32	88	83,273
3.500%	07/01/42	20	18,177
3.500%	08/01/46	83	77,049
3.500%	05/01/47	83	75,628
3.500%	05/01/49	7	6,643
3.500%	05/01/52	34	30,898
4.000%	01/01/40	175	166,686
4.500%	08/01/46	41	39,550
5.000%	08/01/52	129	126,123
Federal National Mortgage Assoc.
1.500%	09/01/41	69	55,599
1.500%	02/01/42	24	19,266
2.000%	06/01/37	449	396,026
2.000%	07/01/37	96	84,465
2.000%	02/01/42	263	219,773
2.000%	03/01/42	142	118,989
2.000%	04/01/42	237	197,885
2.000%	12/01/50	21	17,043
2.000%	01/01/51	14	11,423
2.000%	02/01/51	22	18,088
2.000%	03/01/52	38	30,663
2.000%	03/01/52	468	379,692
2.000%	03/01/52	1,588	1,290,385
2.500%	08/01/37	59	53,316
2.500%	07/01/40	38	33,200
2.500%	03/01/42	120	102,962
2.500%	04/01/42	174	148,847
2.500%	08/01/46	80	67,817
2.500%	11/01/46	19	16,328
2.500%	02/01/50	11	9,083
2.500%	02/01/50	25	21,178
2.500%	07/01/50	23	19,676
2.500%	07/01/50	37	31,532
2.500%	10/01/50	120	101,785
2.500%	05/01/51	65	54,827
2.500%	05/01/51	225	189,239
2.500%	05/01/51	250	209,982
2.500%	08/01/51	44	37,205

A24

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	10/01/51	23	$19,219
2.500%	12/01/51	93	78,963
2.500%	12/01/51	142	119,746
2.500%	01/01/52	119	100,874
2.500%	01/01/52	120	101,080
2.500%	01/01/52	122	103,148
2.500%	02/01/52	199	167,460
2.500%	03/01/52	65	55,250
2.500%	03/01/52	148	125,019
3.000%	TBA	75	65,265
3.000%	TBA	150	139,242
3.000%	11/01/28	6	5,389
3.000%	09/01/32	83	77,143
3.000%	08/01/33	22	20,525
3.000%	11/01/46	87	77,301
3.000%	06/01/51	38	33,553
3.000%	12/01/51	92	80,423
3.000%	12/01/51	166	144,948
3.000%	01/01/52	95	83,524
3.500%	03/01/42	122	111,835
3.500%	07/01/43	99	90,513
3.500%	03/01/46	3	3,084
3.500%	04/01/46	53	48,653
3.500%	06/01/46	121	111,250
3.500%	12/01/47	27	24,897
3.500%	05/01/49	26	24,401
3.500%	05/01/52	25	22,201
3.500%	05/01/52	200	180,629
3.500%	08/01/52	50	45,077
4.000%	06/01/39	210	200,053
4.000%	03/01/45	125	119,099
4.000%	02/01/46	42	39,246
4.000%	04/01/46	42	40,139
4.000%	05/01/52	46	43,332
4.500%	07/01/52	100	95,534
4.500%	09/01/52	100	95,534
4.500%	10/01/52	75	71,651
5.000%	11/01/33	37	36,714
5.000%	06/01/40	38	37,822
5.000%	10/01/41	59	59,869
5.500%	TBA	25	24,793
5.500%	TBA	100	99,391
6.000%	TBA	50	50,795
Government National Mortgage Assoc.
2.000%	01/20/52	337	281,921
2.500%	08/20/51	67	57,642
2.500%	09/20/51	182	156,654
2.500%	11/20/51	280	241,071
3.000%	TBA	75	66,272
3.000%	06/20/46	77	69,387
3.000%	09/20/47	13	12,003
3.000%	11/20/51	138	122,488
3.000%	02/20/52	96	85,104
3.000%	05/20/52	200	177,089
3.000%	06/20/52	52	45,892
3.500%	TBA	100	90,949
3.500%	TBA	225	204,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/15/42	77	$71,985
3.500%	04/20/46	34	31,516
3.500%	05/20/46	86	79,679
4.000%	TBA	125	116,724
4.000%	09/20/52	156	145,675
4.500%	TBA	225	215,358
4.500%	04/20/49	34	33,104
4.500%	09/20/52	525	503,149
5.000%	TBA	275	269,136
5.000%	06/20/48	21	20,255
5.000%	09/20/52	100	98,121

Total U.S. Government Agency Obligations (cost $14,573,819)			12,913,396
U.S. Treasury Obligations — 0.8%
U.S. Treasury Bonds
1.375%	11/15/40	1,450	937,062
2.375%	02/15/42	900	689,625
2.500%	02/15/46	870	660,113
3.500%	02/15/39	283	269,248
U.S. Treasury Notes
2.250%	03/31/24(k)	2,650	2,570,086

Total U.S. Treasury Obligations (cost $5,842,251)			5,126,134

Total Long-Term Investments (cost $610,015,756)			555,530,087

	Shares
Short-Term Investments — 18.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	75,788,733	75,788,733
PGIM Institutional Money Market Fund (cost $44,642,109; includes $44,481,964 of cash collateral for securities on loan)(b)(wa)	44,672,900	44,641,629

Total Short-Term Investments (cost $120,430,842)		120,430,362

TOTAL INVESTMENTS—104.6% (cost $730,446,598)		675,960,449

Liabilities in excess of other assets(z) — (4.6)%		(29,765,762)

Net Assets — 100.0%		$646,194,687

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso

A25

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TSE	Toronto Stock Exchange
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $30 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,310,202; cash collateral of $44,481,964 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
36	2 Year U.S. Treasury Notes	Dec. 2022	$7,394,063	$(116,717)
24	5 Year U.S. Treasury Notes	Dec. 2022	2,580,187	(89,713)
13	10 Year U.S. Treasury Notes	Dec. 2022	1,456,813	(67,783)
37	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	5,069,000	(399,314)
344	Mini MSCI EAFE Index	Dec. 2022	28,562,320	(3,750,646)
236	S&P 500 E-Mini Index	Dec. 2022	42,497,700	(4,977,974)
				(9,402,147)
Short Positions:
6	10 Year Euro-Bund	Dec. 2022	814,363	42,560
31	10 Year U.S. Ultra Treasury Notes	Dec. 2022	3,673,016	14,930
				57,490
				$(9,344,657)
A26

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	507	$98,255	$93,146	$—	$(5,109)
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	286	55,488	52,628	—	(2,860)
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	242	46,762	44,571	—	(2,191)
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	176	34,147	32,437	—	(1,710)
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	99	18,353	18,205	—	(148)
Chilean Peso,
Expiring 11/08/22	Citibank, N.A.	CLP	163,122	170,889	167,438	—	(3,451)
Euro,
Expiring 10/21/22	Citibank, N.A.	EUR	184	180,156	180,476	320	—
Expiring 10/21/22	Citibank, N.A.	EUR	73	72,627	71,250	—	(1,377)
Expiring 10/21/22	HSBC Bank PLC	EUR	125	126,416	122,258	—	(4,158)
Expiring 10/21/22	JPMorgan Chase Bank, N.A.	EUR	322	334,529	316,136	—	(18,393)
Expiring 10/21/22	JPMorgan Chase Bank, N.A.	EUR	189	194,133	185,195	—	(8,938)
Expiring 10/21/22	Merrill Lynch International	EUR	168	170,300	164,559	—	(5,741)
Expiring 10/21/22	Merrill Lynch International	EUR	161	164,201	157,760	—	(6,441)
Expiring 10/21/22	Merrill Lynch International	EUR	84	82,465	82,711	246	—
Expiring 10/21/22	Morgan Stanley & Co. International PLC	EUR	216	206,951	211,669	4,718	—
Expiring 10/21/22	Morgan Stanley & Co. International PLC	EUR	103	105,370	101,062	—	(4,308)
Expiring 10/21/22	Morgan Stanley & Co. International PLC	EUR	76	78,626	75,001	—	(3,625)
Expiring 10/21/22	Morgan Stanley & Co. International PLC	EUR	57	55,786	56,265	479	—
Expiring 10/21/22	State Street Bank & Trust Company	EUR	56	54,346	54,941	595	—
Expiring 10/21/22	UBS AG	EUR	99	98,400	97,624	—	(776)
Mexican Peso,
Expiring 10/21/22	Citibank, N.A.	MXN	737	34,781	36,449	1,668	—
Expiring 10/21/22	Goldman Sachs International	MXN	2,735	135,256	135,288	32	—
Expiring 10/21/22	Goldman Sachs International	MXN	943	46,649	46,665	16	—
				$2,564,886	$2,503,734	8,074	(69,226)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	735	$140,090	$135,137	$4,953	$—
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	638	119,934	117,292	2,642	—
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	559	106,994	102,867	4,127	—
Euro,
Expiring 10/21/22	HSBC Bank PLC	EUR	4,844	4,921,026	4,754,172	166,854	—
Expiring 10/21/22	HSBC Bank PLC	EUR	80	81,702	78,376	3,326	—
Expiring 10/21/22	State Street Bank & Trust Company	EUR	81	83,599	79,462	4,137	—
Mexican Peso,
Expiring 10/21/22	JPMorgan Chase Bank, N.A.	MXN	2,029	96,525	100,339	—	(3,814)
				$5,549,870	$5,367,645	186,039	(3,814)
						$194,113	$(73,040)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27